LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2017
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

(5)LONG-TERM INVESTMENTS

Long-term investments consist of the following:

	March 31,
	2016	2017
	RMB	RMB
Equity method investments	48,747,486	8,893,440
Cost method investments	—	69,621,700
Available-for-sale investment	1,938,360	10,376,547

Total long-term investments	50,685,846	88,891,687

Equity method investments

	March 31,
	2016	2017
	RMB	RMB
Beijing Zhishang Education Technology Ltd.	7,701,753	2,740,234
Master Mind Education Company	27,534,547	—
Beijing Satech Internet Educational Technology Ltd.	4,520,146	—
Brilent Inc.	8,991,040	6,153,206

Total equity method investments	48,747,486	8,893,440

In August 2014, ATA Online made a 45% equity interest investment to establish Beijing Zhishang Education Technology Ltd. (“Zhishang”), an online professional training provider based in PRC, by paying cash of RMB 13,500,000. The other shareholder of Zhishang is New Oriental Education & Technology Group. ATA online accounted for the investment under equity method. ATA online recognized its share of loss from this equity investment of RMB 1,103,275, RMB 4,694,972 and RMB 4,961,519 for the years ended March 31, 2015, 2016 and 2017, respectively.

In December 2014, the Group made a 33% equity interest investment in Master Mind Education Company (“Master Mind”), a digital service provider for K-12 after-school tutoring institute based in the PRC, by paying cash of RMB 18,453,864 in December 2014, and RMB 12,302,000 in June 2015. The Company accounted for its 33% equity interest in Master Mind under the equity method. The Company recognized its share of loss from this equity investment of RMB 882,809, RMB 2,314,074 and RMB 5,230,027 for the years ended March 31, 2015, 2016 and 2017, respectively.

In January 2015, the Group made a 20% equity interest investment in Beijing Satech Internet Educational Technology Ltd. (“Satech”), an online SAT learning platform provider based in the PRC, by paying cash of RMB 6,000,000.  In April, 2016, the Company acquired additional 10.78% equity interest of Satech at cash consideration of RMB 8,466,660. After the additional investment, the company has invested a total of RMB 14,466,660 in Satech and accounted for its 30.78% equity interest under equity method. The Company recognized its share of loss from this equity investment of RMB 210,666, RMB 1,269,187 and RMB 3,091,954 for the years ended March 31, 2015, 2016 and 2017, respectively.

In September 2015, ATA BVI entered into an agreement to purchase 2,156,721 Series AA Preferred Shares issued by Brilent Inc. (“Brilent”) at a price of $0.6955 per Series AA Preferred Shares with a total consideration of USD1.5 million. Brilent is a service provider with an easy to use SaaS (Software as a Service) based in the United States. ATA BVI held 15.47% equity interest of Brilent and one board seat out of six as of March 31, 2016. The investment is accounted for under the equity method as ATA BVI is able to exercise significant influence through its board seat. The Company recognized its share of loss from this equity investment of RMB 550,907 and RMB 2,837,834 for the years ended March 31, 2016 and 2017, respectively.

Management evaluated whether there was an other than temporary impairment based on the facts, including recent financing activities, projected and historical financial performance, and considered there was no other than temporary impairment on equity method investments except for Master Mind and Satech.

Master Mind and Satech failed to meet the expected milestones and operation forecasts and encountered shortage of working capital resulted from continuous negative operating cash flows. Therefore, management considered that there were other than temporary impairments of the two investments and recorded impairment losses of RMB 22,304,520 and RMB 9,894,852 respectively at March 31, 2017.

The summarized financial information of the equity method investments were as follows:

	Zhishang
	March 31,
	2016	2017
	RMB	RMB
Current assets	16,915,455	7,193,920
Non-current assets	1,519,523	1,107,731
Current liabilities	1,319,972	1,513,637
Non-controlling interests	—	698,605
Net assets attributable to Zhishang’s shareholders	17,115,006	6,089,409

	Master Mind		Satech
	March 31,		March 31,
	2016	2017	2016	2017
	RMB	RMB	RMB	RMB
Current assets	17,275,584	2,818,796	896,029	1,091,944
Non-current assets	421,415	342,833	166,704	142,408
Current liabilities	1,848,431	3,161,629	1,543,959	2,037,788
Equity	15,848,568	—	(481,226)	(803,436)

	Zhishang
	Year ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenue	—	5,910	486,711
Cost and operating expenses	2,577,214	11,813,664	12,442,948
Loss before income taxes	(2,451,723)	(10,433,271)	(11,160,739)
Net loss	(2,451,723)	(10,433,271)	(11,160,739)
Net loss attributable to Zhishang’s shareholders	(2,451,723)	(10,433,271)	(11,025,597)

	Master Mind			Satech
	Year ended March 31,			Year ended March 31,
	2015	2016	2017	2015	2016	2017
	RMB	RMB	RMB	RMB	RMB	RMB
Net revenue	143,100	592,961	609,837	—	9,674	326,188
Cost and operating expenses	2,824,687	13,662,672	17,350,165	1,056,987	8,367,416	10,716,073
Loss before income taxes	(2,675,180)	(13,012,346)	(15,848,568)	(1,053,332)	(8,345,933)	(10,380,733)
Net loss	(2,675,180)	(13,012,346)	(15,848,568)	(1,053,332)	(8,345,933)	(10,380,733)

Cost method investments

	March 31,
	2016	2017
	RMB	RMB
Beijing Empower Education Online Co., Ltd.	—	32,500,000
Medicine (Beijing) Education Technology Ltd.	—	5,100,000
ApplySquare Education & Technology Co., Ltd.	—	19,721,700
Beijing GlobalWisdom Information Technology Co., Ltd.	—	12,300,000
Total cost method investments	—	69,621,700

During the year ended March 31, 2017, the Group entered into shares purchase agreements to acquire 8.33% equity interest of Beijing Empower Education Online Co., Ltd. (“EEO”), 15% equity interest of Medicine (Beijing) Education Technology Ltd. (“MDS”), 9% equity interest of ApplySquare Education & Technology Co., Ltd (“ApplySquare”), and 8.2% equity interest of Beijing GlobalWisdom Information Technology Co., Ltd. (“GlobalWisdom”), by paying cash consideration of RMB 32,500,000, RMB 9,000,000, USD 3,000,000 (equivalent to RMB 19,721,700), and RMB 12,300,000 respectively. As of March 31, 2017, the Group has paid all the cash considerations. Because these investment terms contain substantive liquidation preference over common stock that are not available to common shareholders, these investments are not substantially similar to common stock. In addition, the Group determined that it was not practicable to estimate fair value of cost method investments as of March 31, 2017, because the sales prices or bid-and-asked quotations of the equity interests of these entities are not currently available and the cost of obtaining an independent valuation appears excessive considering the materiality of the investments to the Group. The Group recognized the cost of these investments at cash consideration and accounts for the investment by the cost method in accordance with ASC 325: Investments-Other.

In December 2016, the Company sold 6.5% of the equity interest in MDS for RMB 5,500,000 in cash, and recognized gain from disposal of long-term investment of RMB 1,600,000.

Available-for-sale investment

On March 24, 2016, ATA BVI entered into a convertible promissory note (“the Notes”) purchase agreement with Brilent pursuant to which Brilent will issue up to USD 2,500,000 of the Notes to certain investors including ATA BVI. On March 30, 2016 and April 28, 2016, Brilent issued the Notes to ATA BVI in the principal amount of USD 300,000 and USD 1,200,000 at a 6% interest rate per annum, in exchange for cash of USD 1,500,000. The Notes are due and redeemable 24 months from issuance. If a qualified financing occurs on or prior to the maturity date of the Notes, the Notes and all accrued and unpaid interest thereon shall convert, at ATA BVI’s option, into qualified financing securities at 75% of the qualified financing security purchase price subject to certain adjustment. The Company determined the fair value of the Notes as of March 31, 2017 to be USD 1,504,000 (RMB 10,376,547).

For the year ended March 31, 2017, RMB 568,320 was recognized as interest income in consolidated statements of comprehensive income (loss). The investment is classified as available-for-sale investment and is measured at fair value as of the balance sheet date. Unrealized holding loss of RMB 553,870 was reported in other comprehensive income (loss) for the year ended March 31, 2017.

Foreign
	Aggregate		Unrealized	currency	Aggregate
	cost	Interest	holding	translation	fair
	basis	income	loss	adjustment	value
	RMB	RMB	RMB	RMB	RMB
Convertible note	9,895,800	568,320	(553,870)	466,297	10,376,547